Film Costs - Additional Information (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Film Costs [Abstract]
Unamortized film costs of released motion picture and television productions	92.00%
Completed film costs expected to be amortized during the next twelve months	¥ 217
Accrued participation liabilities expected to be paid in next twelve months	¥ 163